CONSOLIDATED STATMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Gold revenue	$ 1,934,272	$ 1,732,590
Cost of sales
Production costs (Note 23)	(616,197)	(626,526)
Depreciation and depletion	(402,371)	(383,852)
Royalties and production taxes	(135,703)	(117,968)
Total cost of sales	(1,154,271)	(1,128,346)
Gross profit	780,001	604,244
General and administrative	(62,364)	(54,479)
Share-based payments (Note 15)	(20,921)	(24,843)
(Impairment) reversal of impairment of long-lived assets (Note 10)	(322,148)	909
Write-down of mining interests (Note 10)	(19,905)	(12,366)
Foreign exchange losses	(16,020)	(10,054)
Share of net income of associates (Note 11)	19,871	10,183
Restructuring charges (Note 10)	(12,151)	0
Community relations	(5,205)	(2,738)
Loss on sale of mining interest (Note 10)	0	(2,804)
Other expense	(13,761)	(5,655)
Operating income	327,397	502,397
Interest and financing expense	(13,925)	(10,842)
Interest income	18,519	11,964
Change in fair value of gold stream (Note 6 and Note 18)	(12,300)	0
Gains on derivative instruments (Note 17)	4,699	18,969
Other (expense) income	(4,057)	8,129
Income from operations before taxes	320,333	530,617
Current income tax, withholding and other taxes (Note 20)	(290,081)	(247,811)
Deferred income tax recovery (Note 20)	11,336	3,917
Net income	41,588	286,723
Attributable to:
Shareholders of the Company	10,097	252,873
Non-controlling interests (Note 16)	$ 31,491	$ 33,850
Earnings per share (attributable to shareholders of the Company) (Note 15)
Basic (in USD per share)	$ 0.01	$ 0.24
Diluted (in USD per share)	$ 0.01	$ 0.24
Weighted average number of common shares outstanding (in thousands) (Note 15)
Basic (in shares)	1,232,092	1,064,259
Diluted (in shares)	1,237,404	1,071,004